(2_FIDELITY_LOGOS)FIDELITY

LIMITED TERM MUNICIPAL
INCOME FUND
ANNUAL REPORT
DECEMBER 31, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGERS' REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     24   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    28   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    32   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            33


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets throughout the fourth quarter, the Standard & Poor's 500 Index rose more than 33% in 1997, about three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns as the year drew to a close.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997           PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

FIDELITY LIMITED TERM MUNI INCOME         8.23%    38.76%   108.29%

LB 1-17 YEAR MUNICIPAL BOND               8.14%    N/A      N/A

INTERMEDIATE MUNICIPAL DEBT               7.16%    34.65%   98.63%
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 140 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1997     PAST 1   PAST 5   PAST 10
                                    YEAR     YEARS    YEARS

FIDELITY LIMITED TERM MUNI INCOME   8.23%    6.77%    7.61%

LB 1-17 YEAR MUNICIPAL BOND         8.14%    N/A      N/A

INTERMEDIATE MUNICIPAL DEBT         7.16%    6.12%    7.09%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971231 19980122 110928 S00000000000001
             Limited Term Muni Income    LB Municipal Bond
             00036                       LB015
  1987/12/31      10000.00                    10000.00
  1988/01/31      10394.29                    10356.20
  1988/02/29      10437.65                    10465.67
  1988/03/31      10258.90                    10344.26
  1988/04/30      10325.20                    10422.88
  1988/05/31      10358.58                    10392.76
  1988/06/30      10448.46                    10544.80
  1988/07/31      10493.97                    10613.56
  1988/08/31      10505.87                    10622.90
  1988/09/30      10632.62                    10815.17
  1988/10/31      10772.79                    11005.52
  1988/11/30      10715.53                    10904.71
  1988/12/31      10821.64                    11016.26
  1989/01/31      10940.28                    11244.08
  1989/02/28      10859.78                    11115.78
  1989/03/31      10814.91                    11089.22
  1989/04/30      11007.65                    11352.47
  1989/05/31      11190.06                    11588.27
  1989/06/30      11299.95                    11745.63
  1989/07/31      11410.54                    11905.49
  1989/08/31      11351.50                    11788.94
  1989/09/30      11344.00                    11753.81
  1989/10/31      11442.75                    11897.56
  1989/11/30      11580.37                    12105.76
  1989/12/31      11668.47                    12204.79
  1990/01/31      11629.38                    12147.06
  1990/02/28      11716.76                    12255.17
  1990/03/31      11757.97                    12258.84
  1990/04/30      11656.24                    12170.09
  1990/05/31      11836.17                    12435.76
  1990/06/30      11926.76                    12545.07
  1990/07/31      12069.92                    12729.49
  1990/08/31      12046.52                    12544.65
  1990/09/30      12128.10                    12551.80
  1990/10/31      12251.13                    12779.49
  1990/11/30      12414.02                    13036.49
  1990/12/31      12481.26                    13093.20
  1991/01/31      12616.49                    13268.91
  1991/02/28      12738.89                    13384.35
  1991/03/31      12795.65                    13389.17
  1991/04/30      12933.19                    13567.24
  1991/05/31      13031.01                    13687.86
  1991/06/30      13034.41                    13674.31
  1991/07/31      13175.72                    13840.86
  1991/08/31      13302.46                    14023.14
  1991/09/30      13470.10                    14205.72
  1991/10/31      13595.92                    14333.57
  1991/11/30      13605.45                    14373.57
  1991/12/31      13877.51                    14682.02
  1992/01/31      13953.87                    14715.50
  1992/02/29      14004.89                    14720.21
  1992/03/31      13975.96                    14725.65
  1992/04/30      14093.52                    14856.71
  1992/05/31      14213.30                    15031.57
  1992/06/30      14374.16                    15283.80
  1992/07/31      14792.10                    15742.01
  1992/08/31      14682.28                    15588.53
  1992/09/30      14752.06                    15690.48
  1992/10/31      14549.01                    15536.24
  1992/11/30      14846.78                    15814.49
  1992/12/31      15010.96                    15975.96
  1993/01/31      15190.00                    16161.76
  1993/02/28      15738.73                    16746.33
  1993/03/31      15585.68                    16569.32
  1993/04/30      15733.55                    16736.51
  1993/05/31      15834.53                    16830.57
  1993/06/30      16046.27                    17111.47
  1993/07/31      16085.24                    17133.88
  1993/08/31      16413.91                    17490.61
  1993/09/30      16596.33                    17689.83
  1993/10/31      16619.73                    17723.97
  1993/11/30      16509.85                    17567.82
  1993/12/31      16848.32                    17938.68
  1994/01/31      17040.03                    18143.54
  1994/02/28      16647.72                    17673.62
  1994/03/31      15972.89                    16953.95
  1994/04/30      16062.83                    17097.72
  1994/05/31      16205.99                    17245.96
  1994/06/30      16122.15                    17140.59
  1994/07/31      16422.77                    17454.77
  1994/08/31      16481.19                    17515.17
  1994/09/30      16274.01                    17258.04
  1994/10/31      16051.41                    16951.54
  1994/11/30      15737.15                    16645.06
  1994/12/31      16045.94                    17011.41
  1995/01/31      16463.14                    17497.60
  1995/02/28      16855.76                    18006.43
  1995/03/31      17022.72                    18213.33
  1995/04/30      17026.29                    18234.82
  1995/05/31      17450.18                    18816.69
  1995/06/30      17361.00                    18652.98
  1995/07/31      17493.17                    18829.81
  1995/08/31      17736.42                    19068.58
  1995/09/30      17884.41                    19189.28
  1995/10/31      18090.41                    19468.29
  1995/11/30      18294.66                    19791.27
  1995/12/31      18427.65                    19981.47
  1996/01/31      18597.35                    20132.33
  1996/02/29      18537.83                    19996.43
  1996/03/31      18351.20                    19740.88
  1996/04/30      18315.19                    19685.01
  1996/05/31      18296.41                    19677.14
  1996/06/30      18449.87                    19891.42
  1996/07/31      18588.10                    20072.43
  1996/08/31      18590.76                    20067.62
  1996/09/30      18766.38                    20348.56
  1996/10/31      18984.27                    20578.71
  1996/11/30      19279.21                    20955.30
  1996/12/31      19244.90                    20867.28
  1997/01/31      19307.73                    20906.72
  1997/02/28      19462.79                    21098.65
  1997/03/31      19245.52                    20817.40
  1997/04/30      19367.95                    20991.64
  1997/05/31      19614.81                    21307.36
  1997/06/30      19818.35                    21534.28
  1997/07/31      20269.64                    22130.78
  1997/08/31      20127.78                    21923.41
  1997/09/30      20351.66                    22183.65
  1997/10/31      20476.50                    22326.29
  1997/11/30      20578.51                    22457.57
  1997/12/31      20829.18                    22785.22
IMATRL PRASUN   SHR__CHT 19971231 19980122 110930 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Limited Term Municipal Income Fund on December 31, 1987. As the chart shows, by December 31, 1997, the value of the investment would have grown to $20,829 - a 108.29% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year
- did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,785 - a 127.85% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST RATES.
IN TURN, THE SHARE PRICE, RETURN
AND YIELD OF A FUND THAT INVESTS
IN BONDS WILL VARY. THAT MEANS
IF YOU SELL YOUR SHARES DURING A
MARKET DOWNTURN, YOU MIGHT
LOSE MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED DECEMBER 31,

            1997                        1996   1995   1994   1993

DIVIDEND RETURN               5.22%   5.12%    5.83%    5.07%    5.54%

CAPITAL APPRECIATION RETURN   3.01%   -0.69%    9.01%   -9.83%    6.70%

TOTAL RETURN                  8.23%   4.43%    14.84%   -4.76%   12.24%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED DECEMBER 31, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      4.03(CENTS)   24.10(CENTS)   48.52(CENTS)

ANNUALIZED DIVIDEND RATE                 4.78%         4.85%          4.98%

30-DAY ANNUALIZED YIELD                  4.16%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.50%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.93 over the past one month, $9.85 over the past six months and $9.75 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the alternative minimum tax.
FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board
policymaking playing integral
roles, municipal bonds managed
to perform well for the 12 months
that ended December 31, 1997.
The Lehman Brothers Municipal
Bond Index - a measure of the
municipal bond market -
returned 9.19% in this period,
while its taxable counterpart -
the Lehman Brothers Aggregate
Bond Index - returned 9.65%.
Through much of the first half of
1997, the supply/demand
situation was favorable as low
supply and high demand
translated into rising muni bond
prices. The second half, however,
saw a large amount of new
issuance and while demand
remained healthy, it took time for
investors to become acclimated to
this new supply. In the interim,
muni bond prices fell. Another
notable hiccup came in March,
when the Federal Reserve Board
raised a key short-term interest
rate to try to stave off inflation.
Although investors anticipated this
move, the market nevertheless
reacted negatively. From April
through mid-September,
encouraging economic data,
coupled with the Fed's reluctance
to raise rates further, tempered
concerns. In September and
October, high supply and low
demand resulted in subpar
performance for muni bonds, but
Asian volatility toward the end of
the period changed momentum.
Currency devaluations in that
region meant prices of Asian
goods would become cheaper
and that inflation was less likely.
NOTE TO SHAREHOLDERS: Effective January 31, 1998, Norm Lind (right photo) became Portfolio Manager of Fidelity Limited Term Municipal Income Fund. The following is an interview with David Murphy (left photo), who managed the fund during the period covered by this report, with additional comments from Norm Lind on his outlook and investment approach.
Q. HOW DID THE FUND PERFORM, DAVID?
D.M. Pretty well. For the 12-month period that ended December 31, 1997, the fund had a total return of 8.23%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 7.16% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 8.14% for the same one-year period.
Q. WHAT WAS YOUR STRATEGY?
D.M. In terms of the way the fund's investments were allocated among bonds with various maturities, I focused on bonds with maturities between five and 12 years. I did that because the municipal yield curve - which is a graphical representation of the yield of intermediate-term bonds by ascending maturity dates - was relatively flat beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities longer than 12 years, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. Another key strategy was that I kept the fund's duration - which measures its sensitivity to changes to interest rates
- in line with the municipal bond market as a whole, as represented by the Lehman Brothers 1-17 Year Municipal Bond Index. By doing so, the fund avoided becoming too aggressive or defensive about the direction of interest rates at the wrong time.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD? D.M. The fund's holdings in bonds issued in the state of New York - which made up 8.1% of investments at the end of the period - were winners. The state's finances improved, driven in part by the strength of the securities industry, an important contributor to New York's tax revenues. In recognition of this improvement, Standard & Poor's - one of the municipal bond credit rating services - recently upgraded the credit rating of some of the state's agencies, which was a positive development for the prices of the fund's agency holdings. Likewise, general obligation bonds issued by New York City also performed well as the city's economy continued to expand. I especially liked the fact that the city was conservative in its budgeting, not relying on a continuation of a dramatic boost from Wall Street next year. Furthermore, because the city now uses a new financing vehicle - the Transitional Finance Authority - to issue further debt for capital construction projects, there probably will be a sizable reduction in the amount of New York City general obligation bonds issued in the near term. Additionally, bonds issued by the Massachusetts Industrial Financing Agency on behalf of Atlanticare Medical Center were boosted on the news that the medical center would be taken over by Partners Group, a dominant provider of health-care services in the greater metropolitan Boston area.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
D.M. I can't single out any single holding or municipal bond sector that proved to be disappointing. I will say, however, that probably the biggest disappointment was that there weren't more opportunities to find high-yielding bonds. Because of an increase in municipal bonds backed by insurance, there weren't a lot of attractively-priced, higher-yielding Baa-rated bonds to be had throughout most of the year.
Q. TURNING TO YOU NORM, WHAT'S YOUR OUTLOOK?
N.L. The municipal market's performance largely will depend on the direction of interest rates, although the supply of and demand for municipal bonds also will play a role. As far as supply goes, we saw more municipal bonds come to market in the final months of 1997 as issuers took advantage of falling interest rates to issue new debt or refinance their older, more expensive debt. As long as interest rates stay at current levels or fall further, I expect we'll see more of that activity and the supply of municipal bonds will grow. The question is: Will demand be strong enough to digest that growing supply? Over the past six months or so, the increase in the supply of municipals has contributed to municipal bonds underperforming U.S. Treasury bonds. But that underperformance may turn out to be a silver lining because municipals are priced attractively to their taxable counterparts. If investors start focusing on that, municipals could perform well relative to Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
NORM LIND ON THE FUND'S
BENCHMARK INDEX AND ITS ROLE
IN MANAGING THE FUND:
"THE LEHMAN BROTHERS 1-17 YEAR
MUNICIPAL BOND INDEX PLAYS A VERY
IMPORTANT ROLE IN THE MANAGEMENT
OF THE FUND. IT'S THE FUND'S
BENCHMARK INDEX AND INCLUDES
MOST OF THE UNIVERSE OF
INTERMEDIATE MUNICIPAL BONDS. I
USE THE INDEX AS A STARTING POINT FOR
MY INVESTMENT DECISIONS,
MANAGING THE FUND TO BE
GENERALLY AS SENSITIVE TO CHANGES IN
INTEREST RATES AS THE INDEX. IN
ADDITION, I REFER TO THE INDEX WHEN
DECIDING HOW TO ALLOCATE ASSETS
AMONG DIFFERENT MATURITIES AND
MARKET SECTORS BASED ON MY VIEW OF
THE RELATIVE VALUE OF EACH MATURITY
OR SECTOR."
NOTE TO SHAREHOLDERS: IF A
PROPOSED REORGANIZATION BETWEEN
THE FUND AND SPARTAN
INTERMEDIATE MUNICIPAL INCOME
FUND IS APPROVED BY SHAREHOLDERS
OF SPARTAN INTERMEDIATE MUNICIPAL
INCOME FUND AT A SHAREHOLDER
MEETING TO BE HELD ON FEBRUARY 18,
1998, THE FUND WILL CHANGE ITS
NAME FROM FIDELITY LIMITED TERM
MUNICIPAL INCOME FUND TO SPARTAN
INTERMEDIATE MUNICIPAL INCOME
FUND UPON COMPLETION OF THE
REORGANIZATION.
FUND FACTS
GOAL: HIGH CURRENT INCOME FREE
FROM FEDERAL INCOME TAX WITH
PRESERVATION OF CAPITAL
FUND NUMBER: 036
TRADING SYMBOL: FLTMX
START DATE: APRIL 15, 1977
SIZE: AS OF DECEMBER 31,
1997, MORE THAN $914 MILLION
MANAGER: NORM LIND, AS OF
JANUARY 31, 1998; MANAGER,
VARIOUS FIDELITY AND SPARTAN
MUNICIPAL INCOME FUNDS;
JOINED FIDELITY IN 1989
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE STATES AS OF DECEMBER 31, 1997
                % OF FUND'S    % OF FUND'S INVESTMENTS
                INVESTMENTS    IN THESE STATES
                               6 MONTHS AGO

TEXAS           14.9           17.4

MASSACHUSETTS   13.1           11.8

CALIFORNIA      13.0           10.9

NEW YORK        8.1            9.0

WASHINGTON      6.9            4.6

TOP FIVE SECTORS AS OF DECEMBER 31, 1997
                        % OF FUND'S    % OF FUND'S INVESTMENTS
                        INVESTMENTS    IN THESE SECTORS
                                       6 MONTHS AGO

GENERAL OBLIGATION      36.8           35.5

ELECTRIC REVENUE        13.1           12.3

HEALTH CARE             11.3           11.3

ESCROWED/PRE-REFUNDED   8.4            11.4

EDUCATION               8.0            8.3

AVERAGE YEARS TO MATURITY AS OF DECEMBER 31, 1997
              6 MONTHS AGO

YEARS   8.0   7.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF DECEMBER 31, 1997
              6 MONTHS AGO

YEARS   5.6   5.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF DECEMBER 31, 1997 AS OF JUNE 30, 1997
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 3.0
ROW: 1, COL: 3, VALUE: 14.8
ROW: 1, COL: 4, VALUE: 33.0
ROW: 1, COL: 5, VALUE: 47.2
AAA 48.7%
AA, A 28.3%
BAA 18.1%
NON-RATED 2.3%
SHORT-TERM
INVESTMENTS 2.6%
AAA 47.5%
AA, A 33.3%
BAA 14.8%
NON-RATED 2.7%
SHORT-TERM
INVESTMENTS 1.7%
ROW: 1, COL: 1, VALUE: 2.6
ROW: 1, COL: 2, VALUE: 2.3
ROW: 1, COL: 3, VALUE: 18.1
ROW: 1, COL: 4, VALUE: 28.3
ROW: 1, COL: 5, VALUE: 48.7
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS DECEMBER 31, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 98.3%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - 1.4%
Alabama Gen. Oblig. Rfdg. (Cap. Appreciation):
0% 3/1/01   $ 10,000 $ 8,800
 0% 9/1/01    5,000  4,313
  13,113
ALASKA - 4.0%
Anchorage Hosp. Rev. Rfdg. (Sisters of Providence Proj.)
Series 1991, 6.75% 10/1/02    2,575  2,826
North Slope Borough (Cap. Appreciation):
Series A:
 0% 6/30/02 (MBIA Insured)    20,000  16,500
  0% 6/30/03 (MBIA Insured)    10,000  7,863
 Series B:
 0% 1/1/02 (MBIA Insured)    8,500  7,161
  0% 1/1/03 (MBIA Insured)    3,200  2,568
  36,918
ARIZONA - 0.5%
Arizona Trans. Board Excise Tax Rev. Rfdg. (Maricopa County
Reg'l. Area) Series A, 6% 7/1/03 (AMBAC Insured)   2,260  2,452
Arizona Univ. Rev. Rfdg. (Univ. Rev. Sys.) 6.375% 6/1/05  2,100  2,315
  4,767
CALIFORNIA - 13.0%
California Dept. of Wtr. Resource Ctr. (Water Sys. Proj.)
Series P, 5.75% 12/1/16    9,705  10,275
California Edl. Facs. Auth. Rev. Rfdg. (Chapman Univ.)
5.375% 10/1/16 (Connie Lee Insured)    3,000  3,041
California Gen. Oblig.:
8% 5/1/03    1,000  1,176
 6.25% 10/1/19    7,500  8,222
California Hsg. Fin. Agcy. Rev. (Home Mtg. Single Family):
(Cap. Appreciation) Series 1983 A, 0% 2/1/15    19,346  3,869
 Series G, 6% 2/1/10 (MBIA Insured) (b)    2,000  2,110
California Poll. Cont. Fing. Auth. Resource Recovery Rev.
(Waste Mgmt., Inc.) Series A, 7.15% 2/1/11 (b)    2,500  2,731
California Pub. Wks. Board Lease Rev.:
 Rfdg. (Dept. of Corrections State Prison, Monterey
 County Soledad II) Series D, 5.375% 11/1/14    4,690  4,807
 (Franchise Tax Board-PH II) Series A, 6.25% 9/1/11   1,200  1,282
 (Various California State Univ. Projs.)
 Series A, 6.30% 10/1/10    1,625  1,794
California Rural Home Mtg. Fin. Auth. Lease Rev. (Rural
Lease Purp.) Series A, 4.45% 8/1/01 (MBIA Insured)   3,000  3,041
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - CONTINUED
California Statewide Commtys. Dev. Auth. Rev. Ctfs. of
Prtn. Rfdg. (Hosp. Triad Healthcare):
 5.90% 8/1/01   $ 3,300 $ 3,420
  6% 8/1/02    4,145  4,337
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.:
6% 6/1/12 (FGIC Insured)    1,000  1,075
 5% 6/1/13 (FGIC Insured)    1,000  1,002
Long Beach Hbr. Rev. Rfdg. Series A,
5.50% 5/15/07 (FGIC Insured) (b)(d)    3,080  3,265
Los Angeles County Pub. Wks. Fing. Auth. Lease Rev. (Multiple
Cap. Facs. Proj. #4) 4.75% 2/1/10 (MBIA Insured)   1,195  1,182
Los Angeles Unified School Dist. Series A,
6% 7/1/11 (FGIC Insured)    1,110  1,250
Modesto Irrigation Dist. Elec. Rev. Series A,
9.625% 1/1/11 (Escrowed to Maturity) (c)    4,390  5,806
Modesto Wastewtr. Treatment Fac. Rev.
5.625% 11/1/17 (MBIA Insured)    8,705  9,140
Riverside Elec. Rev. 6% 10/1/15 (MBIA Insured)    2,000  2,075
Sacramento Pwr. Auth. Rev. (Cogeneration Proj.):
6% 7/1/99    3,000  3,079
 6% 7/1/00    3,100  3,224
 6% 7/1/01    3,300  3,473
 6.50% 7/1/08    2,000  2,215
San Bernardino County Ctfs. of Prtn. Rfdg.
(Med. Ctr. Fing. Proj.):
 5.25% 8/1/05    4,000  4,120
  5.25% 8/1/06    3,000  3,079
San Francisco City & County Arpts. Commission Int'l. Arpt.
Rev. 2nd Series Issue 9-B:
 5.25% 5/1/11 (FGIC Insured)    1,700  1,745
  5.25% 5/1/12 (FGIC Insured)    1,000  1,021
San Francisco City & County Swr. Rev. Rfdg.
5.90% 10/1/07 (AMBAC Insured)    4,850  5,244
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev.
Series 11, 0% 7/1/15 (Escrowed to Maturity) (c)    13,820  12,611
West Covina Ctfs. of Prtn. (Queen of The Valley Hosp.)
6.50% 8/15/09    3,425  3,750
  118,461
COLORADO - 3.0%
Arapaho County Cap. Impt. Federal Hwy. Rev.
(Cap. Appreciation) Series C, 0%, 8/31/26
(Pre-Refunded to 8/31/05 @ 20.8626) (c)    52,100  7,750
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
COLORADO - CONTINUED
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist) 6.25% 2/1/04   $ 16,100 $ 17,227
Colorado Student Oblig. Auth. Student Loan Rev. Series A,
6.75% 9/1/99    2,450  2,536
  27,513
DISTRICT OF COLUMBIA - 3.0%
District of Columbia Gen. Oblig.:
Rfdg.:
 Series A:
  5.75% 6/1/03 (AMBAC Insured)    1,140  1,213
   5.875% 6/1/05 (AMBAC Insured)    4,000  4,345
  Series C, 5.75% 12/1/05 (AMBAC Insured)    2,155  2,319
 Series E, 5% 6/1/04 (FGIC Insured)    1,000  1,027
District of Columbia Hosp. Rev. Rfdg. (Medlantic Healthcare
Group - Washington Hosp. Ctr.):
 Series A:
  6.75% 8/15/98    2,600  2,636
   6.80% 8/15/99    2,600  2,694
  Series B:
  6% 8/15/98    4,265  4,306
   6.25% 8/15/00    4,805  4,997
District of Columbia Rev. (Georgetown Univ.) Series A,
7.25% 4/1/11    3,500  3,596
  27,133
FLORIDA - 1.3%
Alachua County Health Facs. Auth. Health Facs. Rev. Rfdg.
(Santa Fe Healthcare Facs. Proj.)
6% 11/15/09 (Escrowed to Maturity) (c)    1,750  1,899
Broward County Resource Recovery Rev. (SES Broward Co.
LP South Proj.) 7.95% 12/1/08    3,120  3,397
Gainesville Util. Sys. Rev. Rfdg. Series B, 5.50% 10/1/13  3,500
3,631
Jacksonville Excise Taxes Rev. Series B,
5.60% 10/1/08 (FGIC Insured) (b)    2,500  2,587
  11,514
GEORGIA - 0.7%
Cobb County Wtr. & Swr. Rev. Rfdg. Series A, 5.35% 7/1/07  3,720
3,962
Fulton County Wtr. & Swr. Rev. Rfdg.
6.25% 1/1/06 (FGIC Insured)    2,500  2,812
  6,774
HAWAII - 0.3%
Honolulu Hawaii City and County Rfdg. Series C,
5.50% 11/1/04 (FGIC Insured)    2,750  2,946
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
IDAHO - 0.6%
Idaho Falls Elec. Rev. Rfdg. 0% 4/1/05 (FGIC Insured) $ 7,000 $ 5,119 ILLINOIS - 2.8%
Chicago Midway Arpt. Rev. Series B:
6% 1/1/09 (MBIA Insured) (b)    2,000  2,175
 6.125% 1/1/12 (MBIA Insured) (b)    2,740  2,983
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (Gen. Arpt. 2nd Lien)
Series A, 6.25% 1/1/08 (AMBAC Insured) (b)    9,820  10,961
Lake County Forest Preserve Dist. (Cap. Appreciation)
0% 12/1/04    5,850  4,322
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.) Series A,
6.50% 6/15/07 (FGIC Insured)    100  112
Rolling Meadows Multi-Family Mtg. Rev. Rfdg. (Woodfield
Gardens Apts. Proj.) 7.75% 2/1/04, LOC Banque Paribas  5,000  5,394
  25,947
INDIANA - 2.2%
Indiana Employment Dev. Commission Poll. Cont. Rev.
(Chrysler Corp. Proj.) 5.70% 10/1/99    5,000  5,112
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin
Sys., Inc. Proj.):
 6.75% 12/1/04 (AMBAC Insured)    2,195  2,489
  6.75% 12/1/05 (AMBAC Insured)    5,510  6,316
  6.75% 12/1/08 (AMBAC Insured)    3,485  4,125
Marion County Hosp. Auth. Hosp. Facs. Rev.:
Rfdg. (Univ. Heights Hosp.) 8.625% 10/1/99
 (AMBAC Insured)    1,540  1,650
 (Commty. Hosp. Indianapolis Proj.)
 9.25% 5/1/98 (Escrowed to Maturity) (c)    700  708
  20,400
IOWA - 0.6%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series A, 6.25% 3/1/00    5,080  5,277
KANSAS - 0.7%
Kansas City Util. Sys. Rev. (Cap. Appreciation):
0% 3/1/04 (AMBAC Insured) (Escrowed to Maturity) (c)  5,015  3,824
 0% 3/1/04 (AMBAC Insured)    3,735  2,853
  6,677
LOUISIANA - 1.5%
Louisiana Pub. Facs. Auth. Rev. Rfdg. (Student Loan)
Sr. Series A-1:
 6.10% 3/1/00    1,240  1,285
  6.10% 9/1/00    2,490  2,602
New Orleans Gen. Oblig. Rfdg. (Cap. Appreciation)
0% 9/1/05 (AMBAC Insured)    13,500  9,585
  13,472
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MARYLAND - 0.3%
Prince George's County Rev..
(Dimensions Health Corp. Proj.):
 Rfdg. 5% 7/1/05   $ 1,130 $ 1,158
  7% 7/1/01    1,250  1,338
  7.20% 7/1/06    305  344
  2,840
MASSACHUSETTS - 13.1%
Boston Rev. (Boston City Hosp.) Series A, 7.625% 2/15/21
(FHA Guaranteed) (Pre-Refunded to 8/15/00 @ 102) (c)  2,000  2,215
Massachusetts Consolidated Loan Series B:
6% 8/1/13 (Pre-Refunded to 8/1/04 @ 102) (c)   3,500  3,881
 6% 8/1/14 (Pre-Refunded to 8/1/04 @ 102) (c)   4,000  4,435
Massachusetts Ed. Loan Auth. Ed. Loan Rev. Issue C,
7.40% 6/1/98, LOC Rabobank Nederland    465  469
Massachusetts Gen. Oblig.:
Rfdg. Series A, 5.50% 2/1/11    2,755  2,855
 (Cap. Appreciation) 0% 12/1/00 (a)    3,500  3,701
 Series C:
 6.50% 8/1/11 (Pre-Refunded to 8/1/01 @ 102) (c)  1,280  1,402
  6.50% 8/1/11    720  779
Massachusetts Health & Edl. Facs. Auth. Rev. Series B:
Rfdg. (Fairview Extended Care) 4.55% 7/14/02
 (MBIA Insured) LOC BankBoston N.A    1,500  1,500
 (Lawrence Gen. Hosp.) 7.25% 7/1/01    5,715  6,036
 (Waltham/Weston Hosp. & Med. Ctr.) 8% 7/1/02   2,500  2,719
Massachusetts Ind. Fin. Agcy. Ind. Rev.:
Rfdg. (Beloit Corp. Proj.) Series A, 7.60% 12/1/11   1,000  1,105
 (Cap. Appreciation) (Massachusetts Biomedical Research):
 Series A-1:
  0% 8/1/01    10,800  9,274
   0% 8/1/02    5,700  4,667
  Series A-2:
  0% 8/1/04    10,800  8,046
   0% 8/1/05    5,100  3,608
   0% 8/1/07    5,800  3,690
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. Rfdg. Series A, 6.75% 7/1/05    3,610  3,948
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 01/1/17 (MBIA Insured)    11,400  11,610
New England Ed. Loan Marketing Corp. Massachusetts Student
Loan Rev. Rfdg. (Sr. Issue):
 Series A, 6.50% 9/1/02    27,525  30,071
  Series D:
  6.20% 9/1/00    3,000  3,154
   6.30% 9/1/02    7,815  8,470
Univ. of Massachusetts - Lowell Bldg. Auth. Rfdg.
Fifth Series A, 6.75% 11/1/05 (AMBAC Insured)   1,705  1,976
  119,611
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MICHIGAN - 2.8%
Detroit Convention Facs. Rev. Rfdg. (Cobo Hall Expansion
Proj.) 5.25% 9/30/12   $ 17,200 $ 17,286
Michigan Hosp. Fin. Auth. Rev. (Mercy Health Svcs., Inc.)
Series Q, 6% 8/15/09 (AMBAC Insured)    1,195  1,315
Michigan Muni. Auth. Rev. Rfdg. (Local Gov't. Loan Prog. G)
6.30% 11/1/05 (AMBAC Insured)    1,000  1,130
Michigan Strategic Fund Poll. Cont. Rev. (Chrysler Corp. Proj.)
5.70% 10/1/99    5,000  5,119
Utica Commty. Schools Bldg. & Site Rfdg.
4.10% 5/1/98 (FGIC Insured)    1,125  1,126
  25,976
MISSOURI - 0.1%
Missouri Hsg. Dev. Commission (Cap. Appreciation)
0% 9/1/25 (FHA Insured)    13,310  649
NEBRASKA - 0.5%
Nebraska Investment Fin. Auth. Hosp. Rev. (Nebraska
Methodist Health Sys.) 6.85% 3/1/02 (MBIA Insured)
(Pre-Refunded to 3/1/01 @ 102) (c)    2,000  2,195
Nebraska Pub. Pwr. Dist. Rev. Rfdg. (Pwr. Supply Sys.)
Series B, 5.25% 1/1/13    2,000  2,023
  4,218
NEVADA - 0.5%
Clark County School Dist. (Cap. Appreciation) Series B,
0% 3/1/05 (FGIC Insured)    6,195  4,515
NEW JERSEY - 1.3%
New Jersey Econ. Dev. Auth. Marketing Transition Facs. Rev.
(Sr. Lien) Series A, 7% 7/1/03 (MBIA Insured)    5,000  5,656
New Jersey Health Care Facs. Fing. Auth. Rev. Rfdg.
(Atlantic City Med. Ctr.) Series C:
 6.55% 7/1/03    2,200  2,387
  6.80% 7/1/05    3,500  3,820
  11,863
NEW YORK - 8.1%
Metropolitan Trans. Auth. Commuter Facs. Rev. Series E,
5.625% 7/1/08 (AMBAC Insured)    7,305  7,953
Metropolitan Trans. Auth. Svc. Contract Trans. Facs. Rfdg.
Series 7, 5.20% 7/1/04    5,280  5,478
New York City Gen. Oblig.:
Series B:
 7.50% 2/1/04    5,000  5,588
  7.50% 2/1/05    2,620  2,925
 Series C, 6.40% 8/1/03    3,000  3,266
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW YORK - CONTINUED
New York City Gen. Oblig.:  - continued
 Series G, 5.40% 2/1/01   $ 13,885 $ 14,284
 Series H, 7% 2/1/06    360  396
New York City Muni. Assistance Corp. Rfdg. Series E,
6% 7/1/04    4,000  4,400
New York State Dorm. Auth. Rev.:
(City Univ. Sys. Consolidated):
 Series A, 5.75% 7/1/13    3,000  3,244
  Series C, 7.50% 7/1/10    2,500  3,081
  Series D, 8.75% 7/1/02    1,700  2,000
 (State Univ. Edl. Facs.):
  Rfdg. Series B, 5.25% 5/15/11    2,000  2,068
  Series C:
  5.20% 5/15/04    4,185  4,368
   5.20% 5/15/06    2,000  2,090
New York State Local Gov't. Assistance Corp.
Series B, 6% 4/1/18    2,500  2,634
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series A, 5.80% 4/1/09    3,000  3,214
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridges) 6% 1/1/11
(Pre-Refunded to 1/1/01 @ 100) (c)    2,445  2,573
New York State Urban Dev. Corp. Rev. (Sports Fac. Assistance
Prog.) Series A, 5.50% 4/1/10 (MBIA Insured)    3,990  4,219
  73,781
NORTH CAROLINA - 2.1%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Rfdg.:
Series B, 6% 1/1/06    6,750  7,273
 Series C, 5.25% 1/1/04    9,340  9,585
North Carolina Municipal Pwr. Agy. Rev. Rfdg.
(Catawba Elec. Rev.) 5.90% 1/1/03    2,000  2,115
  18,973
OHIO - 2.0%
Butler County Trans. Impt. Dist. Series A,
5.50% 4/1/09 (FSA Insured)    2,000  2,152
Franklin County Rev. (Online Computer Library Ctr., Inc. Proj.):
Series 1991:
 6.50% 7/15/98    745  755
  6.60% 7/15/99    895  925
  6.70% 7/15/00    960  1,013
  6.80% 7/15/01    800  863
 5.65% 4/15/01    500  519
 5.75% 4/15/02    1,030  1,083
 5.90% 4/15/04    500  531
 6% 4/15/09    4,500  4,719
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - CONTINUED
Lake County Hosp. Impt. Facs. Rev. (Lake Hosp. Sys., Inc.)
 6.875% 8/15/11 (AMBAC Insured)
(Escrowed to Maturity) (c)   $ 3,800 $ 4,228
Ohio Tpk. Commission Tpk. Rev. Series A,
5.60% 2/15/12 (MBIA Insured)    1,250  1,316
  18,104
OKLAHOMA - 0.2%
Tulsa Ind. Auth. Hosp. Rev. (Tulsa Reg'l. Med. Ctr.)
7% 6/1/06 (Pre-Refunded to 6/1/03 @ 102) (c)   2,080  2,337
PENNSYLVANIA - 5.5%
Allegheny County Gen. Oblig. (Cap. Appreciation)
Series C-34, 0% 2/15/02 (MBIA Insured) (a)    21,000  24,097
Allegheny County Hosp. Dev. Auth. Health Ctr. Rev.
(Univ. of Pittsburgh Med. Ctr.) Series B:
  5.25% 7/1/06 (MBIA Insured)    3,335  3,514
  5% 7/1/16 (MBIA Insured)    2,500  2,444
Delaware County Gen. Oblig. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 11/15/03    5,500  4,262
Northampton County Hosp. Auth. Rev. Rfdg. (Easton Hosp.)
Series B, 6.90% 1/1/02    2,305  2,412
Philadelphia Gen. Oblig. 6.25% 5/5/12 (MBIA Insured) 3,610 4,025 Philadelphia Hosp. & Higher Ed. Facs. Auth. Hosp. Rev. Rfdg.
(Temple Univ. Hosp.) Series A, 5.75% 11/15/99    2,675  2,745
Philadelphia Wtr. & Wastewtr. Rev. Rfdg.
5.50% 6/15/03 (FGIC Insured)    3,300  3,494
Wilkens Area Ind. Dev. Auth. Rev. Rfdg. (Fairview Extended Care)
Series B, 4.55% 7/14/02 LOC BankBoston NA    3,770  3,770
  50,763
RHODE ISLAND - 0.3%
Rhode Island Student Loan Auth. Student Loan Rev. Rfdg.
Series A, 6.40% 12/1/99    2,340  2,451
SOUTH CAROLINA - 0.2%
Aiken County Ind. Rev. Rfdg. (Beloit Corp. Proj.) 7.60% 12/1/11 1,500
1,669
TENNESSEE - 0.4%
Memphis-Shelby County Arpt. Auth. Rev. Rfdg. Series A:
5.50% 2/15/03 (MBIA Insured) (b)    1,405  1,475
 6% 2/15/06 (MBIA Insured) (b)    2,000  2,198
  3,673
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - 14.5%
Austin Independent School Dist. Rfdg. 5.70% 8/1/11
(PSF Guaranteed)   $ 3,500 $ 3,736
Austin Util. Sys. Rev. Rfdg. (Cap. Appreciation) Series A,
0% 5/15/02 (MBIA Insured)    16,130  13,348
Dallas County Gen. Oblig. Unltd. Tax Rfdg.  (Cap. Appreciation)
Series A:
 0% 8/15/05    7,125  5,103
  0% 8/15/06    6,700  4,573
  0% 8/15/07    3,605  2,334
Eanes Independent School Dist. Rfdg. (Cap. Appreciation)
0% 8/1/04 (PSF Guaranteed)    2,005  1,501
Garland Independent School Dist. Series A, 4% 2/15/17
(PSF Guaranteed)    3,505  2,997
Harris County Toll Road Sub-Lien Rev. Rfdg. (Cap. Appreciation):
Series 1991:
 0% 8/1/02    8,485  6,958
  0% 8/1/03    12,570  9,836
  0% 8/1/05    16,275  11,616
 0% 8/1/06    13,000  8,840
Humble Independent School Dist.
8% 2/15/05 (PSF Guaranteed)    1,300  1,588
Irving Independent School Dist. (Cap. Appreciation)
0% 2/15/00 (PSF Guaranteed)    4,000  3,670
Katy Independent School Dist. Rfdg. (Cap. Appreciation)
Series A, 0% 2/15/07 (PSF Guaranteed)    2,550  1,683
Laredo Gen. Oblig. Rfdg. 5.25% 2/15/13 (FGIC Insured) 1,335 1,357 Leander Independent School Dist. Unltd. Tax:
7.50% 8/15/04 (PSF Guaranteed)    500  591
 7.50% 8/15/05 (PSF Guaranteed)    600  721
 7.50% 8/15/06 (PSF Guaranteed)    800  977
 7.50% 8/15/07 (PSF Guaranteed)    800  990
Lewisville Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/15/08 (PSF Guaranteed)   5,000  3,006
Lower Colorado River Auth. Rev. Rfdg. (JR Lien Proj.)
6% 1/1/06    9,425  10,415
Northside Independent School Dist. Rfdg. (Cap. Appreciation)
0% 2/1/05 (PSF Guaranteed)    6,155  4,493
Round Rock Independent School Dist. Rfdg. (Cap. Appreciation)
0% 2/15/07 (PSF Guaranteed)    7,645  5,046
San Antonio Elec. & Gas Rev. 5.75% 2/1/11    5,655  5,874
San Antonio Gen. Impt. Rfdg.:
5.50% 8/1/04 (d)    1,000  1,048
 6% 8/1/08 (d)    2,210  2,420
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Spring Branch Independent School Dist. Rfdg.:
6.50% 2/1/02 (PSF Guaranteed)   $ 1,000 $ 1,086
 Unltd. Tax (Cap. Appreciation) 0% 2/15/07
 (PSF Guaranteed)    5,900  3,894
Texas State Pub. Fin. Auth. Series A, 5% 10/1/14    3,375  3,383
Texas State Wtr. Dev. Series E, 5% 8/1/20    6,705  6,655
Univ. of Texas Permanent Univ. Fund 5% 7/1/10 (d)   2,495  2,542
  132,281
UTAH - 3.4%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev. Rfdg.:
Series A:
 6.50% 7/1/08 (AMBAC Insured)    565  660
  6.50% 7/1/10 (AMBAC Insured)    1,000  1,175
 Series D, 5% 7/1/21 (MBIA Insured)    2,400  2,367
 Series G, 0% 7/1/12
 (Pre-Refunded to 1/1/03 @ 101) (a)(c)    17,000  18,126
Jordan School Dist. 7.625% 6/15/04    1,000  1,185
Salt Lake County Wtr. Conservancy Dist. Rev. Rfdg.
(Cap. Appreciation) Series A, 0% 10/1/06 (AMBAC Insured) 3,500 2,358 Utah Board of Regents Student Loan Rev. Series A,
7.60% 11/1/00 (AMBAC Insured)    4,900  5,255
  31,126
VIRGINIA - 0.4%
Chesapeake Pub. Impt. 6% 5/1/11 (MBIA Insured)    2,400  2,598
Virginia State Hsg. Dev. Auth. Residential Mtg.
(Multi-Family Hsg.) Series I, 5.75% 5/1/07 (b)    1,380  1,463
  4,061
WASHINGTON - 6.9%
King County Gen. Oblig. Series B:
5.75% 12/1/11    6,000  6,555
 5.85% 12/1/13    10,980  12,064
Washington Gen. Oblig.:
Series 96-A, 6.75% 7/1/04    1,500  1,710
 Unltd. Tax Rfdg. Series R 93A, 5.625% 9/1/05    1,450  1,573
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.:
(Nuclear Proj. #2):
 Series A, 5% 7/1/09 (MBIA Insured)    5,000  5,075
  Series C, 7.50% 7/1/03
  (Pre-Refunded to 1/1/01 @ 102) (c)    1,000  1,111
 (Nuclear Proj. #3):
 (Cap. Appreciation) Series B:
  0% 7/1/07    11,000  6,971
   0% 7/1/10    16,000  8,500
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WASHINGTON - CONTINUED
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.: - continued
 (Nuclear Proj. #3):
 Series B:
  0% 7/1/04 (MBIA Insured)   $ 5,450 $ 4,081
   0% 7/1/05 (MBIA Insured)    10,000  7,138
  Series C, 7.50% 7/1/08 (MBIA Insured) (f)    6,940  8,614
  63,392
WISCONSIN - 0.1%
Beloit Ind. Dev. Rev. Rfdg. (Beloit Corp. Proj.) 7% 12/1/01 800 860 TOTAL MUNICIPAL BONDS
(Cost $843,409)   899,174
MUNICIPAL NOTES - 0.6% (E)
FLORIDA - 0.1%
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev. Rfdg.
(Brandon-Oxford) Series 1990-C, 4%, VRDN    600  600
ILLINOIS - 0.1%
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts. Proj.) Series 1993, 4.35%, VRDN   1,000  1,000
TEXAS - 0.4%
Texas Gen. Oblig. TRAN Series A, 4.75% 8/31/98   4,000  4,025
TOTAL MUNICIPAL NOTES
(Cost $5,625)   5,625
CASH EQUIVALENTS - 1.1%
Municipal Central Cash Fund (g)(h)    9,543  9,543
TOTAL INVESTMENTS - 100%
(Cost $858,577)  $ 914,342
FUTURES CONTRACTS
AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
10 U.S. Treasury Bond Futures   Mar. 1998 $ 1,205 $ (3)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.1%
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Security collateralized by an amount sufficient to pay interest and principal.
4. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
6. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $856,000.
7. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
8. At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.92%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 76.7% AAA, AA, A 73.3%
Baa 13.0% BBB  12.9%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 2.7%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  36.8%
Electric Revenue  13.1
Health Care  11.3
Escrowed/Pre-Refunded  8.4
Education  8.0
Transportation  5.1
Others (individually less than 5%)   17.3
TOTAL  100.0%
INCOME TAX INFORMATION
At December 31, 1997, the aggregate cost of investment securities for income tax purposes was $858,577,000. Net unrealized appreciation aggregated $55,765,000 of which $55,863,000 related to appreciated investment securities and $98,000 related to depreciated investment securities.
The fund hereby designates approximately $456,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At December 31, 1997, the fund was required to defer approximately $4,671,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) DECEMBER 31, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $858,577) -                          $ 914,342
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                            11,339

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                            6

OTHER RECEIVABLES                                                              126

 TOTAL ASSETS                                                                  925,813

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                   $ 2,558
REGULAR DELIVERY

 DELAYED DELIVERY                                                    6,549

PAYABLE FOR FUND SHARES REDEEMED                                     333

DISTRIBUTIONS PAYABLE                                                1,166

ACCRUED MANAGEMENT FEE                                               281

OTHER PAYABLES AND ACCRUED EXPENSES                                  185

 TOTAL LIABILITIES                                                             11,072

NET ASSETS                                                                    $ 914,741

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                               $ 862,572

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                             (3,593)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                      55,762

NET ASSETS, FOR 92,003 SHARES OUTSTANDING                                     $ 914,741

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                       $9.94
SHARE ($914,741 (DIVIDED BY) 92,003 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME                                                    $ 49,172
INTEREST

EXPENSES

MANAGEMENT FEE                                             $ 3,347

TRANSFER AGENT FEES                                         1,081

ACCOUNTING FEES AND EXPENSES                                302

NON-INTERESTED TRUSTEES' COMPENSATION                       4

CUSTODIAN FEES AND EXPENSES                                 46

REGISTRATION FEES                                           49

AUDIT                                                       55

LEGAL                                                       9

MISCELLANEOUS                                               5

 TOTAL EXPENSES BEFORE REDUCTIONS                           4,898

 EXPENSE REDUCTIONS                                         (2)       4,896

NET INVESTMENT INCOME                                                 44,276

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      3,214

 FUTURES CONTRACTS                                          1,364     4,578

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      22,214

 FUTURES CONTRACTS                                          (69)      22,145

NET GAIN (LOSS)                                                       26,723

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 70,999
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED      YEAR ENDED
                                                         DECEMBER 31,    DECEMBER 31,
                                                         1997            1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 44,276        $ 46,604
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 4,578           9,655

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     22,145          (17,454)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM     70,999          38,805
OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (44,276)        (46,604)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (4,596)         (2,881)

 TOTAL DISTRIBUTIONS                                      (48,872)        (49,485)

SHARE TRANSACTIONS                                        174,332         194,279
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            37,663          37,492

 COST OF SHARES REDEEMED                                  (223,107)       (260,585)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (11,112)        (28,814)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 11,015          (39,494)

NET ASSETS

 BEGINNING OF PERIOD                                      903,726         943,220

 END OF PERIOD                                           $ 914,741       $ 903,726

OTHER INFORMATION
SHARES

 SOLD                                                     17,854          20,129

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  3,855           3,882

 REDEEMED                                                 (22,918)        (26,999)

 NET INCREASE (DECREASE)                                  (1,209)         (2,988)


FINANCIAL HIGHLIGHTS
      YEARS ENDED DECEMBER 31,

      1997                       1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING         $ 9.700   $ 9.800   $ 8.990   $ 9.990    $ 9.600
OF PERIOD

INCOME FROM INVESTMENT              .485      .488      .497      .512       .516
OPERATIONS
NET INTEREST INCOME

 NET REALIZED AND UNREALIZED        .290      (.069)    .810      (.980)     .630
 GAIN (LOSS)

 TOTAL FROM INVESTMENT              .775      .419      1.307     (.468)     1.146
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME           (.485)    (.488)    (.497)    (.512)     (.516)

 FROM NET REALIZED GAIN             (.050)    (.031)    -         (.010)     (.220)

 IN EXCESS OF NET REALIZED GAIN     -         -         -         (.010)     (.020)

 TOTAL DISTRIBUTIONS                (.535)    (.519)    (.497)    (.532)     (.756)

NET ASSET VALUE, END OF PERIOD     $ 9.940   $ 9.700   $ 9.800   $ 8.990    $ 9.990

TOTAL RETURN                        8.23%     4.43%     14.84%    (4.76)%    12.24%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD          $ 915     $ 904     $ 943     $ 878      $ 1,199
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE        .55%      .56%      .57%      .56%       .57%
NET ASSETS

RATIO OF NET INTEREST INCOME TO     4.97%     5.06%     5.25%     5.42%      5.19%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE             22%       27%       31%       30%        111%


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED DECEMBER 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Limited Term Municipal Income Fund (the fund)is a fund of Fidelity School Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $191,361,000 and $228,453,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $149,273,000 and $162,878,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the fund's gross income at the annual rate of 5% of the gross income and .10% of average net assets. Gross income includes interest accrued less amortization of premium excluding accretion of discount. For the period, the management fee was equivalent to an annual rate of .38% of average net assets.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
 CONTINUED
TRANSFER AGENT AND ACCOUNTING
FEES - CONTINUED
statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $1,081,000 and $302,000, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .12% of average net assets.
5. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $2,000 under this arrangement.
6. PROPOSED REORGANIZATION.
The Board of Trustees of the fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Spartan Intermediate Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Spartan Intermediate Municipal Income Fund in exchange solely for the number of shares of the fund having the same aggregate net asset value as the outstanding shares of Spartan Intermediate Municipal Income Fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the1940 Act) of outstanding voting securities of Spartan Intermediate Municipal Income Fund. A Special Meeting of Shareholders ("Meeting") of Spartan Intermediate Municipal Income Fund will be held on February 18, 1998 to vote on the Agreement. A detailed description of the proposed transaction and voting information was sent to shareholders of Spartan Intermediate Municipal Income Fund in December, 1997. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about February 26, 1998. If shareholder vote of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Limited Term Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity School Street Trust: Fidelity Limited Term Municipal Income Fund, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity School Street Trust: Fidelity Limited Term Municipal Income Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 6, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Limited Term Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
PAY DATE                  2/10/97   1/02/98    2/09/98

RECORD DATE               2/07/97   12/26/97   2/06/98

DIVIDENDS                 -         -          -

SHORT-TERM                -         $.010      $.004
CAPITAL GAINS

LONG-TERM                 $.020     $.020      $.003
CAPITAL GAINS

LONG-TERM
CAPITAL GAIN BREAKDOWN:

 28% RATE                 100.00%   81.86%     0.00%

 20% RATE                   0.00%   18.14%     100.00%

During fiscal year ended December 31, 1997, 100% of the fund's income dividends was free from federal income tax, and 3.14% of the fund's income dividends was subject to the federal alternative minimum tax. The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Norm Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S TAX-FREE BOND FUNDS
Limited Term Municipal Income
New York Municipal Income
Spartan(registered trademark) Aggressive Municipal
Spartan Arizona Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Insured Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE